Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	$ (1,155)	$ 487
Remeasurement gains (losses) - demographic	0	0
Remeasurement gains (losses) - experience	(92)	(151)
Remeasurement gains (losses) - return on plan assets less interest income	986	(697)
Changes in asset limitation and minimum funding requirement	206	210
Total	(55)	(151)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	(40)	9
Remeasurement gains (losses) - demographic	0	18
Remeasurement gains (losses) - experience	0	(2)
Remeasurement gains (losses) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Total	(40)	25
Other pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) - financial	(220)	97
Remeasurement gains (losses) - demographic	1	0
Remeasurement gains (losses) - experience	(20)	(11)
Remeasurement gains (losses) - return on plan assets less interest income	177	(77)
Changes in asset limitation and minimum funding requirement	35	12
Total	$ (27)	$ 21